Debt - Additional Information (Q1) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 24, 2021	Mar. 29, 2018	Jan. 02, 2014	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal payments on senior loan				$ 50,259,000	$ 91,195,000	$ 91,195,000	[1]	$ 7,325,000	$ 27,447,000
Debt issuance costs, net				5,018,000		5,104,000		7,954,000
Amortization of debt issuance costs				261,000	$ 855,000	1,336,000	[1]	1,643,000	1,686,000
Long-term debt, gross				290,000,000		340,259,000
Senior Loan
Debt Instrument [Line Items]
Principal payments on senior loan				50,300,000		91,200,000		7,300,000	$ 26,300,000
Accelerated debt issuance expense				700,000		$ 1,500,000
Debt issuance costs, net				900,000
Amortization of debt issuance costs				$ 2,600,000
Prepayment deadline following quarterly financial statement if leverage ratio exceeds 2.50				5 days		5 days
Maximum leverage ratio				2.50		2.50
Long-term debt, gross				$ 290,000,000		$ 340,259,000		$ 431,454,000
Weighted average interest rate						3.98%		4.45%
Senior Loan | 2028 Term Loans
Debt Instrument [Line Items]
Face amount	$ 290,000,000.0
Periodic principal payment	$ 725,000
Long-term debt, gross				$ 290,000,000
Weighted average interest rate				3.81%
Senior Loan | 2028 Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Debt, LIBOR floor	0.50%
Senior Loan | 2025 Term Loans
Debt Instrument [Line Items]
Face amount		$ 466,200,000
Debt, LIBOR floor			1.00%
Periodic principal payment						$ 1,200,000
Long-term debt, gross						$ 340,300,000
Weighted average interest rate						3.98%
Senior Loan | 2025 Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
Debt, LIBOR floor		1.00%
Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross						$ 0		$ 25,000,000
Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 50,000,000
Line of credit outstanding				$ 0		$ 0

[1]	For discussion on the restatement adjustments, see Note 4.